Schedule of Non Vested Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Non-vested Shares outstanding beginning balance	487,318,000		213,472,000
Non-vested weighted average grant date fair value outstanding beginning balance	$ 5.81	$ 8.80
Non-vested Shares granted	312,500	525,550
Non-vested weighted average grant date fair value granted	$ 6.00	$ 5.36	$ 8.50
Non-vested Shares vested		(197,998,000)
Non-vested weighted average grant date fair value exercised		$ 7.34
Non-vested Shares forfeited		(53,706,000)
Non-vested weighted average grant date fair value forfeited		$ 7.86
Non-vested Shares outstanding ending balance		487,318,000
Non-vested weighted average grant date fair value outstanding ending balance		$ 5.81	$ 8.80